Average Annual Total Returns - FidelitySeriesLargeCapStockFund-PRO - FidelitySeriesLargeCapStockFund-PRO - Fidelity Series Large Cap Stock Fund	Aug. 29, 2023
Fidelity Series Large Cap Stock Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(7.24%)
Past 5 years	9.13%
Past 10 years	11.60%
Fidelity Series Large Cap Stock Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(8.62%)
Past 5 years	7.02%
Past 10 years	9.88%
Fidelity Series Large Cap Stock Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.33%)
Past 5 years	6.81%
Past 10 years	9.13%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1762
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.51%